DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Other Receivables, Net [Member]
Derivative [Line Items]
Derivative asset	$ 1,769	$ 7,831
Other Receivables, Net [Member] | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	89	715
Other Receivables, Net [Member] | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	60	278
Other Receivables, Net [Member] | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	108	0
Accrued Liabilities
Derivative [Line Items]
Derivative Liability	(6,449)	(2,188)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative Liability	(1,189)	(1,078)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative Liability	0	(7)
Other Assets
Derivative [Line Items]
Derivative asset	17,349	24,036
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	17,349	24,036
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	1,436	6,416
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(5,061)	(840)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	76	422
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(199)	(263)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 0	$ 0